Related Party Transactions and Balances (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended																																						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Jun. 07, 2012 INR	Mar. 31, 2013 Related Party Transactions USD ($)	Mar. 31, 2013 Related Party Transactions INR	Mar. 31, 2012 Related Party Transactions INR	Mar. 31, 2011 Related Party Transactions INR	Mar. 31, 2013 Related Party Transactions Litigation Case One USD ($)	Mar. 31, 2013 Related Party Transactions Litigation Case One INR	Mar. 31, 2013 Related Party Transactions Recoveries USD ($)	Mar. 31, 2013 Related Party Transactions Recoveries INR	Mar. 31, 2012 Related Party Transactions Recoveries INR	Mar. 31, 2011 Related Party Transactions Recoveries INR	Mar. 31, 2013 Related Party Transactions Purchase of Property, Plant and Equipment USD ($)	Mar. 31, 2013 Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2012 Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2011 Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Related Party Transactions INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Related Party Transactions INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Related Party Transactions INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Related Party Transactions Recoveries INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Related Party Transactions Recoveries INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Related Party Transactions Recoveries INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Related Party Transactions Purchase of Property, Plant and Equipment INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Global Voice Solutions INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Global Voice Solutions INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Global Voice Solutions INR	Mar. 31, 2013 Beneficial Owner & Subsidiaries Global Data and Managed Services INR	Mar. 31, 2012 Beneficial Owner & Subsidiaries Global Data and Managed Services INR	Mar. 31, 2011 Beneficial Owner & Subsidiaries Global Data and Managed Services INR	Mar. 31, 2013 Principal Owner Related Party Transactions INR	Mar. 31, 2012 Principal Owner Related Party Transactions INR	Mar. 31, 2011 Principal Owner Related Party Transactions INR	Mar. 31, 2013 Principal Owner Related Party Transactions Litigation Case One INR	Mar. 31, 2013 Equity Method Investee INR	Mar. 31, 2012 Equity Method Investee INR	Mar. 31, 2011 Equity Method Investee INR	Mar. 31, 2013 Equity Method Investee Related Party Transactions INR	Mar. 31, 2012 Equity Method Investee Related Party Transactions INR	Mar. 31, 2011 Equity Method Investee Related Party Transactions INR	Mar. 31, 2013 Equity Method Investee Global Voice Solutions INR	Mar. 31, 2012 Equity Method Investee Global Voice Solutions INR	Mar. 31, 2011 Equity Method Investee Global Voice Solutions INR	Mar. 31, 2013 Equity Method Investee Global Data and Managed Services INR	Mar. 31, 2012 Equity Method Investee Global Data and Managed Services INR	Mar. 31, 2011 Equity Method Investee Global Data and Managed Services INR
Related Party Transaction [Line Items]
Revenues from telecommunication services total	$ 105	5,684	4,180	4,607																$ 27	1,451	1,152	1,641	$ 78	4,233	3,028	2,966	5,642	3,982	3,491										1,421	1,069	1,168	4,221	2,913	2,323					42	198	1,116				30	83	473	12	115	643
Interest income			163	707																																															163	707
Network and transmission costs total	69	3,773	3,287	3,214																38	2,079	1,414	1,838	31	1,694	1,873	1,376	3,428	2,462	1,658										1,734	621	494	1,694	1,841	1,164					345	825	1,556				345	793	1,344		32	212
Interest expense			111																										111
License fees	25	1,387	928	664		17	928	841	653													113	3		962	759	661																			928	841	653
Loans given								765	3,110																																													765	3,110
Advances given							2	103	567																						2	103	567
Advances recovered												2	91	15	573																			91	15	573
Advance received							3	201																							3	201
Advance repaid						4	195																								195
Dividends paid	10	570	570			7	407	407																							81	81														326	326
Other non-operating income, net						2	126	51	88																						126	51	88
Other operating costs						39	2,153	1,591	587																						2,153	1,582	577																					9	10
Purchase of property, plant & equipments																19	1,023	102	265																		1,023	102	265
Sale of property, plant & equipments							5																								5
Purchase of additional ownership interest in subsidiary	17	921				17	921																								921
Investment in equity method investee			255	530				255	530																																													255	530
Return of investment from equity method investee						1	58																																														58
Advances for additional ownership interest and preference stock									455																																														455
Accounts receivables (including Rs. 642 million and Rs. 334 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						28	1,550	1,472																							1,545	1,464																					5	8
Accounts payable (including Rs. 345 million and Rs. 1,289 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)		2,324	1,182			43	2,324	1,182																							2,267	1,023																					57	159
Advances given (including Rs. 90 million and Rs. 79 million for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						5	269	92																							269	92
Other Current Assets							6	6																																						6	6
Prepaid expenses and other current assets total	146	7,948	7,573			5	275	98																							269	92														6	6
Other non-current assets (License fee paid under protest)	201	10,982	12,103			32	1,741	2,899																																						1,741	2,899
Advance received (including Rs. 201 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						1	57	201																							57	201
Unearned revenues (including Rs. 356 million and Rs. Nil for fiscals 2012 and 2013 respectively from Tata Teleservices Ltd.)						13	707	716																							707	716
License fees payable						12	642	635																																						642	635
Accrued expenses and other current liabilities Total						26	1,406	1,552																							764	917														642	635
Interest received relating to license fees litigation					1,104					20	1,104																																						1,104
License fees payable						32	1,741	1,741																																						1,741	1,741
Other non-current liabilities total	$ 857	46,713	40,729			$ 52	2,845	1,741																																						2,845	1,741